Definition of Terms in Portfolio Name	Oct. 22, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation by investing in a diversified portfolio of common stocks issued by aerospace and defense companies. Under normal circumstances, the Trust will invest at least 80% of its assets in Aerospace and Defense Companies. Aerospace and Defense Companies are companies that specialize in the design, development, manufacture, services for aircrafts, spacecrafts, satellites, military vehicles, and defense systems for military and private sector, and may include companies from the following industries as classified by Global Industry Classification Standard (GICS®): the Electronic Equipment, Research & Consulting Services, Aerospace & Defense, and Industrial Conglomerates industries. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Our selection process attempts to find the common stocks with the best prospects for above-average capital appreciation by identifying those that meet our investment objective, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.